Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events:

18.1 On February 10, 2017, the Company reached an agreement with ConocoPhillips to terminate the contract of the Ocean Rig Athena. As part of the agreement, ConocoPhillips will pay a termination fee.

18.2 Effective March 21, 2017, the Company cancelled the $369.0 million of the 7.25% Senior Unsecured Notes due in 2019 and $340.3 million of the 6.5% Senior Secured Notes due in 2017 held by wholly owned subsidiaries of the Company.